Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred Series A Stock Par Value	$ 0.0001	$ 0.0001
Preferred Series A Stock Shares Authorized	1,850,000	1,850,000
Preferred Series A Stock Shares Issued	0	1,850,000
Preferred Series A Stock Shares Outstanding	0	1,850,000
Preferred Series B Stock Par Value	$ 0.0001	$ 0.0001
Preferred Series B Stock Shares Authorized	0	250,000
Preferred Series BStock Shares Issued	0	250,000
Preferred Series B Stock Shares Outstanding	0	250,000
Preferred Series C Stock Par Value	$ 0.0001	$ 0.0001
Preferred Series C Stock Shares Authorized	5,000,000,000	5,000,000,000
Preferred Series C Stock Shares Issued	0	0
Preferred Series C Stock Shares Outstanding	0	0
Common Stock Par Value	$ 0.0001	$ 0.0001
Common Stock Shares Authorized	40,000,000,000	40,000,000,000
Common Stock Shares Issued	2,000,000,000	111,225,013
Common Stock Shares Outstanding	2,000,000,000	111,225,013
Common Stock Class B Par Value	$ 0.0001	$ 0.0001
Common Stock Class B Shares Authorized	5,000,000,000	5,000,000,000
Common Stock Class B Shares Issued	0	0
Common Stock Class B Shares Outstanding	0	0